UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                        --------------------

        Check here if Amendment [  ]; Amendment Number:
                                                        --------------------

                        This Amendment (Check only one):

                             [ ] is a restatement.
                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Thomas W. Smith
          ----------------------------------------------------------------------
Address:  323 Railroad Avenue   Greenwich      CT              06830
          ----------------------------------------------------------------------
          (Street)              (City)         (State)         (Zip)

Form 13F File Number: 028-04481

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:    Thomas W. Smith
      Title:   Investment Manager
      Phone:   203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         November 14, 2008
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:        1
                                                   ---------

         Form 13F Information Table Entry Total:   33
                                                   ---------

         Form 13F Information Table Value Total:   $975,423 (thousands)
                                                   ---------

List of Other Included Managers:

No.     Form 13F File No.:                      Name:
01      028-10290                               Scott J. Vassalluzzo
02                                              Steven M. Fischer

FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/    SH/ PUT/  INVSTMT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
     --------------            --------------     -----    --------  -------    --- ----  -------   --------   ----    ------   ----
ACI WORLDWIDE, INC.                  COM        4498101      24594  1403761     SH         Other     01, 02  1403761
BLACKROCK CORPORATE HIGH YIELD
  FUND III, INC.                     COM        09255M104       87    17850     SH         Sole                17850
CEDAR FAIR LP                   DEPOSITRY UNIT  150185106     1675    80865     SH         Sole                80865
COPART, INC.                         COM        217204106    26734   703533     SH         Sole               703533
COPART, INC.                         COM        217204106   139117  3660982     SH         Other     01, 02  3660982
CREDIT ACCEPTANCE CORP.              COM        225310101     8191   481825     SH         Sole               481825
CREDIT ACCEPTANCE CORP.              COM        225310101    69249  4073462     SH         Other     01, 02  4073462
DEALERTRACK HOLDINGS, INC.           COM        242309102    19409  1152532     SH         Other     01, 02  1152532
HOUSEVALUES INC.                     COM        44183Y102      363   137040     SH         Sole               137040
HOUSEVALUES INC.                     COM        44183Y102     2315   873431     SH         Other     01, 02   873431
IRON MOUNTAIN, INC.                  COM        462846106     5200   213008     SH         Sole               213008
IRON MOUNTAIN, INC.                  COM        462846106    79598  3260897     SH         Other     01, 02  3260897
LIFE TIME FITNESS, INC.              COM        53217R207     6937   221845     SH         Sole               221845
LIFE TIME FITNESS, INC.              COM        53217R207    29808   953250     SH         Other     01, 02   953250
MOBILE MINI, INC.                    COM        60740F105     8219   425219     SH         Sole               425219
MOBILE MINI, INC.                    COM        60740F105    41513  2147619     SH         Other     01, 02  2147619
NOKIA CORPORATION                    COM        654902204       37     2000     SH         Sole                 2000
NOKIA CORPORATION                    COM        654902204    15200   815000     SH         Other     01, 02   815000
PRE-PAID LEGAL SERVICES, INC.        COM        740065107    11806   286130     SH         Sole               286130
PRE-PAID LEGAL SERVICES, INC.        COM        740065107    89222  2162437     SH         Other     01, 02  2162437
SCP POOL CORPORATION                 COM        73278L105     6618   283677     SH         Sole               283677
SCP POOL CORPORATION                 COM        73278L105     3266   140000     SH         Other     01, 02   140000
SEI INVESTMENTS CO                   COM        784117103    34183  1539792     SH         Sole              1539792
SEI INVESTMENTS CO                   COM        784117103   199158  8971072     SH         Other     01, 02  8971072
STAPLES INC.                         COM        855030102      619    27500     SH         Sole                27500
SYSTEMAX INC.                        COM        871851101    17430  1239700     SH         Other     01, 02  1239700
TRACTOR SUPPLY CO.                   COM        892356106     5587   132873     SH         Sole               132873
TRACTOR SUPPLY CO.                   COM        892356106    37841   899911     SH         Other     01, 02   899911
U.S. AUTO PARTS NETWORK, INC.        COM        90343C100     6318  2938399     SH         Other     01, 02  2938399
W HOLDING COMPANY INC.               COM        929251106     1254  2322765     SH         Sole              2322765
W HOLDING COMPANY INC.               COM        929251106     4442  8225869     SH         Other     01, 02  8225869
WORLD ACCEPTANCE CORP.               COM        981419104     8629   239688     SH         Sole               239688
WORLD ACCEPTANCE CORP.               COM        981419104    70803  1966741     SH         Other     01, 02  1966741